Consolidated net cash/(debt)	12 Months Ended
Dec. 31, 2018
Disclosure Of Consolidated Net Debt [Abstract]
Consolidated net cash/(debt)

24 Consolidated net cash/(debt)

	Financing liabilities (b)		Other assets
	Borrowings (including finance leases) excluding	Debt-related derivatives (included in Other financial assets/	Cash/	Other	Net
	overdrafts (a)	liabilities)	overdrafts (b)	investments (c)	(debt)/cash
Year ended 31 December 2018	US$m	US$m	US$m	US$m	US$m
Analysis of changes in consolidated net cash/(debt)
Opening balance	(15,173)	(177)	10,547	958	(3,845)
Foreign exchange adjustment	126	(64)	151	-	213
Cash movements excluding exchange movements	2,246	51	191	1,557	4,045
Other non-cash movements	50	(98)	(117)	7	(158)
Closing balance	(12,751)	(288)	10,772	2,522	255

	Financing liabilities (b)		Other assets
	Borrowings (including finance leases) excluding	Debt-related derivatives (included in Other financial assets/	Cash/	Other	Net
	overdrafts (a)	liabilities)	overdrafts (b)	investments (c)	debt
Year ended 31 December 2017	US$m	US$m	US$m	US$m	US$m
Analysis of changes in consolidated net debt
Opening balance	(17,618)	(408)	8,189	250	(9,587)
Foreign exchange adjustment	(303)	245	(12)	-	(70)
Cash movements excluding exchange movements	2,777	7	2,370	705	5,859
Other non-cash movements	(29)	(21)	-	3	(47)
Closing balance	(15,173)	(177)	10,547	958	(3,845)

(a)

Borrowings (including finance leases) at 31 December 2018 differ from total borrowings on the balance sheet as they exclude overdrafts of US$1 million (31 December 2017: US$3 million), other current financial liabilities of US$761 million (31 December 2017: US$352 million) and other non-current financial liabilities US$407 million (31 December 2017: US$524 million).

(b)

Closing cash/overdrafts at 31 December 2018 differ from cash and cash equivalents on the balance sheet as they include overdrafts of US$1 million which have been classified as a financial liability (31 December 2017: US$3 million). Other non-cash movements represents the reclassification of cash and cash equivalents in disposal groups to assets held for sale.

(c)	Other investments comprise US$2,522 million (2017: US$958 million) of highly liquid financial assets held in managed investment funds classified as held for trading.

Further information relating to the currency and interest rate exposures arising from net debt and related derivatives is given in note 30.